EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of employee option activity under the Company’s Stock Option Plans and RSU’s as of December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

			Weighted-
			average
		Weighted-	remaining	Aggregate
		average	contractual	intrinsic
	Number of	exercise	term	value (in
	options	price	(in years)	thousands)

Outstanding at January 1, 2016	416,784	$4.02
Granted	250,000	$5.94
Exercised	(99,400)	$1.09
Forfeited	(11,250)	$0.77
Outstanding at December 31, 2016	556,134	$3.99	4.4	$1,562

Exercisable at December 31, 2016	240,634	$1.54	2.12	$1,265

Vested and expected to vest at December 31, 2016	549,984	$3.97	4.45	$1,532

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information relating to employees’ stock options and RSU’s outstanding as of December 31, 2016, according to exercise prices:

	Options outstanding			Options exercisable
	Number	Weighted		Number	Weighted
	outstanding at	average		exercisable at	average
exercise	December 31,	remaining	exercise	December 31,	exercise
price	2016	contractual life	price	2016	price
		Years
$3.38	214,734	1.67	$3.38	206,234	$3.38
$0.75	14,400	4.28	$0.75	15,150	$0.75
$8.53	77,000	5.16	$8.53	19,250	$8.53
$5.94	250,000	6.52	$5.94	-	$-

	556,134		$5.15	240,634	$3.61